Label	Element	Value
Loans And Leases Receivable Related Parties	ubs_LoansAndLeasesReceivableRelatedParties	$ 55,000,000
Loans And Leases Receivable Related Parties	ubs_LoansAndLeasesReceivableRelatedParties	$ 46,000,000
Loans And Leases Receivable Related Parties	ubs_LoansAndLeasesReceivableRelatedParties	$ 28,000,000
Loans And Leases Receivable Related Parties	ubs_LoansAndLeasesReceivableRelatedParties	$ 26,000,000
Loans And Leases Receivable Related Parties	ubs_LoansAndLeasesReceivableRelatedParties	$ 28,000,000